Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 04, 2018 USD ($) $ / shares shares	Apr. 04, 2018 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statements [Line Items]
Gross proceeds of weighted average price			$ 17,412	$ 3,572
Gold Fields Limited [Member]
Statements [Line Items]
Percentage of interest in common share	9.90%
Issuance of common shares | shares	22,354,657
Common shares (in dollars per share) | (per share)	$ 0.79	$ 1.01
Gross proceeds of weighted average price	$ 17,600
Period of share holding for entity	5 years